UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)
________

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: April 30, 2016

Date of reporting period: October 31, 2015

Item 1. Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST Janus Equal Risk Weighted Large Cap ETF

Semi-Annual Report

October 31, 2015
(Unaudited)

Janus

Equal Risk Weighted Large Cap ETF

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Disclosure of Fund Expenses	18
Supplemental Information	19

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts, LLC, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-583-5624; and (ii) on the Commission’s website at http://www.sec.gov.

Janus

Equal Risk Weighted Large Cap ETF

Schedule of Investments

October 31, 2015 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Consumer Discretionary — 20.6%
Advance Auto Parts	36	$7,144
Amazon.com *	8	5,007
AutoNation *	84	5,308
AutoZone *	8	6,275
Bed Bath & Beyond *	103	6,142
Best Buy	1,972	69,079
BorgWarner	106	4,539
CarMax *	45	2,655
Carnival	68	3,678
CBS, Cl B	93	4,326
Chipotle Mexican Grill, Cl A *	15	9,603
Coach	169	5,273
Comcast, Cl A	37	2,320
Comcast, Cl A	38	2,379
Darden Restaurants	85	5,261
Delphi Automotive	34	2,829
Discovery Communications, Cl A *	136	4,004
Discovery Communications, Cl C *	107	2,945
Dollar General	86	5,828
Dollar Tree *	83	5,436
DR Horton	178	5,240
Expedia	33	4,498
Ford Motor	254	3,762
Fossil Group *	141	7,672
GameStop, Cl A	137	6,312
Gap	326	8,874
Garmin	121	4,292
General Motors	109	3,805
Genuine Parts	54	4,901
Goodyear Tire & Rubber	98	3,218
H&R Block	157	5,850
Hanesbrands	192	6,132
Harley-Davidson	76	3,758
Harman International Industries	38	4,178
Hasbro	69	5,301
Home Depot	42	5,193
Interpublic Group	144	3,302
Johnson Controls	57	2,575
Kohl's	80	3,690
L Brands	442	42,423
Leggett & Platt	121	5,449
Lennar, Cl A	90	4,506
Lowe's	83	6,128
Macy's	79	4,027
Marriott International, Cl A	51	3,916
Mattel	281	6,907
McDonald's	64	7,184
Michael Kors Holdings *	233	9,003
Mohawk Industries *	26	5,083
Netflix *	31	3,360
Newell Rubbermaid	94	3,988
News	137	2,121
News, Cl A	139	2,140
NIKE, Cl B	45	5,896
Nordstrom	78	5,086
Omnicom Group	46	3,446
O'Reilly Automotive *	17	4,696
Priceline Group *	3	4,363
PulteGroup	217	3,978
PVH	56	5,093
Ralph Lauren, Cl A	32	3,545
Ross Stores	73	3,692
Royal Caribbean Cruises	66	6,491
Scripps Networks Interactive, Cl A	108	6,489
Signet Jewelers	77	11,622
Staples	413	5,365
Starbucks	62	3,879
Starwood Hotels & Resorts Worldwide	47	3,754
Target	67	5,171
TEGNA	193	5,219
Tiffany	52	4,287
Time Warner	61	4,596
Time Warner Cable	50	9,470
TJX	140	10,247

The accompanying notes are an integral part of the financial statements.

Janus

Equal Risk Weighted Large Cap ETF

Schedule of Investments

October 31, 2015 (Unaudited) (Continued)

Description	Shares	Fair Value
Tractor Supply	28	$2,587
TripAdvisor *	66	5,529
Twenty-First Century Fox	70	2,162
Twenty-First Century Fox ADR, Cl A	72	2,210
Under Armour, Cl A *	48	4,564
Urban Outfitters *	142	4,061
VF	56	3,781
Viacom, Cl B	128	6,312
Walt Disney	41	4,663
Whirlpool	40	6,406
Wyndham Worldwide	62	5,044
Wynn Resorts	29	2,028
Yum! Brands	45	3,191
		527,742
Consumer Staples — 10.8%
Altria Group	114	6,894
Archer-Daniels-Midland	98	4,475
Brown-Forman, Cl B	50	5,309
Campbell Soup	131	6,653
Clorox	51	6,219
Coca-Cola	140	5,929
Coca-Cola Enterprises	142	7,290
Colgate-Palmolive	68	4,512
ConAgra Foods	159	6,447
Constellation Brands, Cl A	44	5,931
Costco Wholesale	38	6,008
CVS Caremark	45	4,445
Dr Pepper Snapple Group	66	5,899
Estee Lauder, Cl A	50	4,023
General Mills	107	6,218
Hershey	84	7,450
Hormel Foods	164	11,078
JM Smucker	79	9,274
Kellogg	115	8,110
Keurig Green Mountain	448	22,736
Kimberly-Clark	46	5,507
Kroger	121	4,574
McCormick	61	5,123
Mead Johnson Nutrition, Cl A	80	6,560
Molson Coors Brewing, Cl B	79	6,960
Mondelez International, Cl A	114	5,262
Monster Beverage *	57	7,770
PepsiCo	48	4,905
Philip Morris International	67	5,923
Procter & Gamble	83	6,339
Reynolds American	164	7,924
Sysco	913	37,661
Tyson Foods, Cl A	139	6,166
Walgreens Boots Alliance	42	3,557
Wal-Mart Stores	82	4,694
Whole Foods Market	450	13,482
		277,307
Energy — 6.3%
Anadarko Petroleum	42	2,809
Apache	76	3,582
Baker Hughes	59	3,108
Cabot Oil & Gas	141	3,061
Cameron International *	79	5,373
Chesapeake Energy	409	2,916
Chevron	37	3,363
Cimarex Energy	30	3,542
ConocoPhillips	77	4,108
CONSOL Energy	622	4,143
Devon Energy	66	2,767
Diamond Offshore Drilling	352	6,998
Ensco, Cl A	325	5,405
EOG Resources	50	4,292
EQT	87	5,748
Exxon Mobil	53	4,385
FMC Technologies *	133	4,499
Halliburton	85	3,262
Helmerich & Payne	82	4,614
Hess	59	3,316
Kinder Morgan	165	4,513
Marathon Oil	130	2,389
Marathon Petroleum	56	2,901
Murphy Oil	154	4,378
National Oilwell Varco	180	6,775
Newfield Exploration *	82	3,296
Noble Energy	121	4,337
Occidental Petroleum	67	4,994
ONEOK	98	3,324
Phillips 66	33	2,939
Pioneer Natural Resources	33	4,526
Range Resources	127	3,866
Schlumberger	79	6,175
Southwestern Energy *	238	2,628
Spectra Energy	181	5,171
Tesoro	40	4,277
Transocean	378	5,984
Valero Energy	69	4,548
Williams	69	2,721
		161,033
Financials — 15.3%
ACE	48	5,450
Affiliated Managers Group *	17	3,064

The accompanying notes are an integral part of the financial statements.

Janus

Equal Risk Weighted Large Cap ETF

Schedule of Investments

October 31, 2015 (Unaudited) (Continued)

Description	Shares	Fair Value
Aflac	65	$4,144
Allstate	96	5,940
American Express	60	4,396
American International Group	63	3,973
American Tower, Cl A ‡	58	5,929
Ameriprise Financial	24	2,769
Aon	31	2,892
Apartment Investment & Management, Cl A ‡	153	5,996
Assurant	66	5,381
AvalonBay Communities ‡	35	6,119
Bank of America	199	3,339
Bank of New York Mellon	94	3,915
BB&T	114	4,235
Berkshire Hathaway, Cl B *	34	4,625
BlackRock, Cl A	7	2,464
Boston Properties ‡	31	3,901
Capital One Financial	52	4,103
Care Capital Properties ‡	18	593
CBRE Group, Cl A *	99	3,691
Charles Schwab	90	2,747
Cincinnati Financial	79	4,758
Citigroup	63	3,350
CME Group, Cl A	54	5,101
Comerica	83	3,602
Crown Castle International ‡	111	9,486
Discover Financial Services	92	5,172
E*TRADE Financial *	93	2,651
Equity Residential ‡	65	5,026
Essex Property Trust ‡	24	5,291
Fifth Third Bancorp	166	3,162
Franklin Resources	88	3,587
General Growth Properties ‡	176	5,095
Genworth Financial, Cl A *	524	2,452
Goldman Sachs Group	15	2,813
Hartford Financial Services Group	97	4,487
HCP ‡	213	7,924
Host Hotels & Resorts, Cl ‡	229	3,969
Hudson City Bancorp	416	4,210
Huntington Bancshares	361	3,960
Intercontinental Exchange	21	5,300
Invesco	73	2,421
Iron Mountain ‡	174	5,331
JPMorgan Chase	50	3,213
KeyCorp	276	3,428
Kimco Realty ‡	224	5,996
Legg Mason	62	2,775
Leucadia National	170	3,402
Lincoln National	52	2,783
Loews	148	5,396
M&T Bank	33	3,955
Macerich ‡	86	7,288
Marsh & McLennan	57	3,177
McGraw Hill Financial	28	2,594
MetLife	60	3,023
Moody's	39	3,750
Morgan Stanley	90	2,967
NASDAQ OMX Group	85	4,921
Navient	365	4,814
Northern Trust	49	3,449
People's United Financial	310	4,944
Plum Creek Timber ‡	247	10,063
PNC Financial Services Group	47	4,242
Principal Financial Group	54	2,709
Progressive	178	5,897
Prologis ‡	127	5,427
Prudential Financial	33	2,723
Public Storage ‡	30	6,884
Realty Income, Cl ‡	192	9,496
Regions Financial	335	3,132
Simon Property Group ‡	35	7,051
SL Green Realty ‡	40	4,745
State Street	42	2,898
SunTrust Banks	92	3,820
T Rowe Price Group	45	3,403
Torchmark	83	4,815
Travelers	52	5,870
Unum Group	119	4,123
US Bancorp	87	3,670
Ventas ‡	159	8,541
Vornado Realty Trust ‡	40	4,022
Wells Fargo	67	3,627
Welltower ‡	146	9,471
Weyerhaeuser, Cl ‡	175	5,133
XL Group, Cl A	144	5,484
Zions Bancorporation	133	3,827
		391,762
Health Care — 9.4%
Abbott Laboratories	75	3,360
AbbVie	56	3,335
Aetna	36	4,132
Agilent Technologies	64	2,417
Alexion Pharmaceuticals *	19	3,344
Allergan *	13	4,010
AmerisourceBergen, Cl A	50	4,825
Amgen	19	3,005

The accompanying notes are an integral part of the financial statements.

Janus

Equal Risk Weighted Large Cap ETF

Schedule of Investments

October 31, 2015 (Unaudited) (Continued)

Description	Shares	Fair Value
Anthem	37	$5,149
Baxter International	158	5,907
Becton Dickinson	33	4,703
Biogen Idec *	12	3,486
Boston Scientific *	218	3,985
Bristol-Myers Squibb	72	4,749
Cardinal Health	56	4,603
Celgene *	27	3,313
Cerner *	91	6,032
Cigna	54	7,238
CR Bard	28	5,218
DaVita HealthCare Partners *	74	5,736
DENTSPLY International	75	4,564
Edwards Lifesciences *	33	5,186
Eli Lilly	64	5,221
Endo International *	35	2,100
Express Scripts Holding *	47	4,060
Gilead Sciences	32	3,460
HCA Holdings *	57	3,921
Henry Schein *	26	3,944
Humana	64	11,432
Intuitive Surgical *	10	4,966
Johnson & Johnson	42	4,243
Laboratory Corp of America Holdings *	44	5,401
Mallinckrodt *	35	2,298
McKesson	15	2,682
Medtronic	41	3,031
Merck	73	3,990
Mylan *	137	6,040
Patterson	190	9,006
PerkinElmer	88	4,544
Perrigo	25	3,944
Pfizer	134	4,532
Quest Diagnostics	68	4,621
Regeneron Pharmaceuticals *	9	5,017
St. Jude Medical	57	3,637
Stryker	35	3,347
Tenet Healthcare *	112	3,513
Thermo Fisher Scientific	30	3,924
UnitedHealth Group	28	3,298
Universal Health Services, Cl B	32	3,907
Varian Medical Systems *	53	4,162
Vertex Pharmaceuticals *	27	3,368
Waters *	38	4,856
Zimmer Holdings	54	5,647
Zoetis, Cl A	127	5,462
		241,871
Industrials — 12.0%
3M	34	5,345
ADT	161	5,319
Allegion	65	4,236
American Airlines Group	118	5,454
AMETEK	80	4,386
Boeing	29	4,294
Caterpillar	68	4,963
CH Robinson Worldwide	126	8,742
Cintas	53	4,934
CSX	100	2,699
Cummins	38	3,934
Danaher	46	4,292
Deere	56	4,368
Delta Air Lines	83	4,220
Dover	72	4,639
Dun & Bradstreet	22	2,505
Eaton	67	3,746
Emerson Electric	98	4,629
Equifax	45	4,796
Expeditors International of Washington	159	7,917
Fastenal	150	5,874
FedEx	30	4,681
Flowserve	112	5,192
Fluor	93	4,446
General Dynamics	31	4,606
General Electric	158	4,570
Honeywell International	32	3,305
Illinois Tool Works	39	3,586
Ingersoll-Rand	83	4,919
Jacobs Engineering Group *	96	3,854
JB Hunt Transport Services	62	4,735
Kansas City Southern	45	3,724
L-3 Communications Holdings	44	5,561
Lockheed Martin	24	5,276
Masco	155	4,495
Nielsen Holdings	75	3,563
Norfolk Southern	42	3,361
Northrop Grumman	21	3,943
PACCAR	52	2,738
Parker Hannifin	43	4,502
Pentair	82	4,585
Pitney Bowes	227	4,687
Quanta Services *	171	3,439
Raytheon	55	6,457
Republic Services, Cl A	144	6,299
Robert Half International	79	4,160
Rockwell Automation	34	3,711

The accompanying notes are an integral part of the financial statements.

Janus

Equal Risk Weighted Large Cap ETF

Schedule of Investments

October 31, 2015 (Unaudited) (Continued)

Description	Shares	Fair Value
Rockwell Collins	44	$3,816
Roper Industries	29	5,404
Ryder System	28	2,010
Snap-on	24	3,981
Southwest Airlines	232	10,739
Stanley Black & Decker	45	4,769
Stericycle *	40	4,855
Textron	79	3,331
Tyco International	140	5,102
Union Pacific	56	5,004
United Continental Holdings *	139	8,383
United Parcel Service, Cl B	46	4,739
United Rentals *	59	4,417
United Technologies	46	4,527
Verisk Analytics, Cl A *	64	4,583
Waste Management	110	5,914
WW Grainger	26	5,460
Xylem	124	4,515
		307,236
Information Technology — 11.9%
Accenture, Cl A	41	4,395
Activision Blizzard	149	5,179
Adobe Systems *	45	3,990
Akamai Technologies *	41	2,494
Alliance Data Systems *	14	4,162
Alphabet, Cl A *	5	3,687
Alphabet, Cl C *	6	4,265
Amphenol, Cl A	71	3,850
Analog Devices	42	2,525
Apple	31	3,704
Applied Materials	307	5,148
Autodesk *	101	5,574
Automatic Data Processing	54	4,697
Avago Technologies, Cl A	24	2,955
Broadcom, Cl A	84	4,318
CA	122	3,381
Cisco Systems	106	3,058
Citrix Systems *	53	4,351
Cognizant Technology Solutions, Cl A *	43	2,929
Computer Sciences	67	4,462
Corning	247	4,594
eBay *	159	4,436
Electronic Arts *	46	3,315
EMC	128	3,356
Equinix	13	3,857
F5 Networks *	36	3,967
Facebook, Cl A *	41	4,181
Fidelity National Information Services	91	6,636
First Solar *	58	3,310
Fiserv *	43	4,150
FLIR Systems	162	4,320
Harris	56	4,431
Hewlett-Packard	162	4,368
Intel	131	4,436
International Business Machines	22	3,082
Intuit	34	3,313
Juniper Networks	174	5,462
KLA-Tencor	85	5,705
Lam Research	56	4,289
Linear Technology	100	4,442
MasterCard, Cl A	37	3,663
Microchip Technology	96	4,636
Micron Technology *	248	4,107
Microsoft	73	3,843
Motorola Solutions	313	21,901
NetApp	301	10,234
NVIDIA	237	6,724
Oracle	90	3,496
Paychex	72	3,714
Qorvo *	69	3,031
QUALCOMM	76	4,516
Red Hat *	54	4,272
Salesforce.com inc *	54	4,196
SanDisk	61	4,697
Seagate Technology	104	3,958
Skyworks Solutions	24	1,854
Symantec	277	5,706
TE Connectivity	58	3,737
Teradata *	247	6,943
Texas Instruments	74	4,197
Total System Services	76	3,986
VeriSign *	55	4,433
Visa, Cl A	55	4,267
Western Digital	38	2,539
Western Union	174	3,349
Xerox	301	2,826
Xilinx	92	4,381
Yahoo! *	141	5,022
		305,002
Materials — 4.5%
Air Products & Chemicals	30	4,169
Airgas	47	4,519
Alcoa	450	4,018
Avery Dennison	64	4,158
Ball	51	3,493
CF Industries Holdings	87	4,417

The accompanying notes are an integral part of the financial statements.

Janus

Equal Risk Weighted Large Cap ETF

Schedule of Investments

October 31, 2015 (Unaudited) (Concluded)

Description	Shares	Fair Value
Dow Chemical	62	$3,204
Eastman Chemical	60	4,330
Ecolab	31	3,731
EI du Pont de Nemours	112	7,101
FMC	124	5,048
Freeport-McMoRan, Cl B	298	3,507
International Flavors & Fragrances	42	4,875
International Paper	79	3,373
LyondellBasell Industries, Cl A	31	2,880
Martin Marietta Materials	31	4,810
Monsanto	42	3,915
Mosaic	91	3,075
Newmont Mining	367	7,142
Nucor	125	5,288
Owens-Illinois *	187	4,030
PPG Industries	35	3,649
Praxair	46	5,110
Sealed Air	98	4,814
Sherwin-Williams	24	6,404
Vulcan Materials	40	3,863
		114,923
Telecommunication Services — 1.2%
AT&T	189	6,333
CenturyLink	162	4,570
Frontier Communications	1,944	9,992
Level 3 Communications *	71	3,618
Verizon Communications	109	5,110
		29,623
Utilities — 7.8%
AES	421	4,610
Ameren	207	9,042
American Electric Power	119	6,741
CenterPoint Energy	332	6,159
CMS Energy	229	8,260
Consolidated Edison	174	11,440
Dominion Resources	118	8,429
DTE Energy	90	7,343
Duke Energy	108	7,719
Edison International	171	10,349
Entergy	109	7,429
Eversource Energy	144	7,335
Exelon	193	5,389
FirstEnergy	186	5,803
NextEra Energy	69	7,083
NiSource	363	6,955
NRG Energy	262	3,377
PG&E	145	7,743
Pinnacle West Capital	159	10,098

Description	Shares/Face Amount	Fair Value
PPL	217	$7,465
Public Service Enterprise Group	148	6,111
SCANA	154	9,120
Sempra Energy	76	7,783
Southern	247	11,140
WEC Energy Group	171	8,817
Xcel Energy	239	8,516
		200,256
Total Common Stock
(Cost $2,569,433)		2,556,755

Time Deposit — 0.20%
Brown Brothers Harriman,
0.030%, 11/02/15
(Cost $5,871)	$5,871	5,871

Total Investments — 100.0%
(Cost $2,575,304)		$2,562,626

Percentages are based on Net Assets of $2,561,896.

*	Non-income producing security.

‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

NASDAQ — National Association of Securities Dealers Automated Quotations

The following is a list of the inputs used as of October 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,556,755	$—	$—	$2,556,755
Time Deposit	—	5,871	—	5,871
Total Investments in Securities	$2,556,755	$5,871	$—	$2,562,626

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Janus

Equal Risk Weighted Large Cap ETF

Statement of Assets and Liabilities

October 31, 2015 (Unaudited)

Assets:
Investments at Cost	$2,575,304
Investments at Fair Value	$2,562,626
Cash	65
Receivable for Investment Securities Sold	21,045
Dividends Receivable	2,072
Total Assets	2,585,808

Liabilities:
Payable for Investment Securities Purchased	22,518
Payable Due to Investment Adviser	1,394
Total Liabilities	23,912

Net Assets	$2,561,896

Net Assets Consist of:
Paid-in Capital	$2,582,502
Distributions in Excess of Net Investment Income	(2,094)
Accumulated Net Realized Loss on Investments	(5,834)
Net Unrealized Depreciation on Investments	(12,678)
Net Assets	$2,561,896

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	50,000
Net Asset Value, Offering and Redemption Price Per Share	$51.24

The accompanying notes are an integral part of the financial statements.

Janus

Equal Risk Weighted Large Cap ETF

Statement of Operations

For the six-month period ended October 31, 2015 (Unaudited)

Investment Income:
Dividend Income	$16,246
Total Investment Income	16,246

Expenses:
Advisory Fees	8,473
Total Expenses	8,473

Net Investment Income	7,773

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	18,151
Net Change in Unrealized Depreciation on Investments	(112,605)
Net Realized and Unrealized Loss on Investments	(94,454)

Net Decrease in Net Assets Resulting from Operations	$(86,681)

The accompanying notes are an integral part of the financial statements.

Janus

Equal Risk Weighted Large Cap ETF

Statement of Changes in Net Assets

	Period Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations:
Net Investment Income	$7,773	$85,912
Net Realized Gain on Investments	18,151	453,264 (1)
Net Change in Unrealized Depreciation on Investments	(112,605)	(227,661)
Net Increase (Decrease) in Net Assets Resulting from Operations	(86,681)	311,515

Dividends and Distributions to Shareholders:
Investment Income	(13,949)	(90,713)
Net Realized Gains	—	(334,324)
Return of Capital	—	(11,189)
Total Dividends and Distributions to Shareholders	(13,949)	(436,226)

Capital Share Transactions:
Issued	—	11,059,952
Redeemed	—	(19,257,528)
Decrease in Net Assets from Capital Share Transactions	—	(8,197,576)

Total Decrease in Net Assets	(100,630)	(8,322,287)

Net Assets:
Beginning of Period	2,662,526	10,984,813
End of Period (Includes Undistributed (Distribution in Excess of) Net Investment Income of $(2,094) and $4,082, respectively)	$2,561,896	$2,662,526

Share Transactions:
Issued	—	200,000
Redeemed	—	(350,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(150,000)

(1)	Includes realized gains as a result of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

Janus

Equal Risk Weighted Large Cap ETF

Financial Highlights

Selected Per Share Data & Ratios
For the Period ended October 31, 2015 and year/period ended April 30,

	Net Asset Value, Beginning of Period	Net Investment Income *	Net Realized and Unrealized Gain (Loss) on Invest-ments	Total from Operations	Distri-bution from Net Investment Income	Distri-bution from Capital Gains	Distri-bution from Return of Capital	Total from Distri-butions	Net Asset Value, End of Period	Total Return(1)		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(3)
Janus Equal Risk Weighted Large Cap ETF
2015†	$53.25	$0.16	$(1.89)	$(1.73)	$(0.28)	$—	$—	$(0.28)	$51.24	(3.25	)%(4)	$2,562	0.65	%(2)	0.60	%(2)	42%
2015	54.92	0.87	5.19	6.06	(0.93)	(6.69)	(0.11)	(7.73)	53.25	11.86		2,663	0.65		1.56		45
2014‡	50.00	0.49	5.02	5.51	(0.40)	(0.19)	—	(0.59)	54.92	11.07	(4)	10,985	0.65	(2)	1.23	(2)	139

*	Per share data calculated using average shares method.

†	For the six-month period ended October 31, 2015 (unaudited).

‡	Commenced operations on July 29, 2013.

(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(4)	Total return is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

Janus

Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

October 31, 2015 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven investment portfolios. The financial statements herein are those of the Janus Equal Risk Weighted Large Cap ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Janus Equal Risk Weighted Large Cap Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. During the period covered by this report, Penserra Capital Management LLC served as the interim sub-adviser to the Fund until June 12, 2015, the date on which shareholders approved a new sub-advisory agreement with Vident Investment Advisory, LLC (the “Sub-Adviser”). The Fund commenced operations on July 29, 2013.

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Janus

Equal Risk Weighted Large Cap ETF

Notes to the Financial Statements

October 31, 2015 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended October 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes —It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2015, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Janus

Equal Risk Weighted Large Cap ETF

Notes to the Financial Statements

October 31, 2015 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income at least quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $2,000 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,000 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. The Fund may adjust the creation and redemption transaction fees from time to time based upon actual experience. In addition to the fixed creation or redemption fee, an additional charge of up to five (5) times the fixed transaction fee may be imposed for cash purchases, non-standard orders, or partial cash purchases for the Fund.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2015:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Janus Equal Risk Weighted Large Cap ETF	50,000	$2,000	$2,562,000	$2,000

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

Janus

Equal Risk Weighted Large Cap ETF

Notes to the Financial Statements

October 31, 2015 (Unaudited) (Continued)

3. AGREEMENTS (continued)

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Interim Investment Advisory and Sub-Advisory Agreements

On January 15, 2015, the Adviser underwent a change in control as a result of a change in control of its direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”). The Transaction resulted in the assignment and automatic termination of the Advisory Agreement with the Adviser. Further, the sub-advisory agreement between the Adviser and Index Management Solutions, LLC (“Former Sub-Adviser”), by its terms, automatically terminated upon the termination of the Advisory Agreement. On December 19, 2014, in anticipation of the Transaction, the Fund’s Board approved an interim advisory agreement with the Adviser (the “Adviser Interim Agreement”), which is substantially identical to the agreement that terminated, with the exception of different effective and termination dates and providing that the Adviser’s fee (which did not change) be placed in escrow until a new agreement is approved by shareholders. In addition, the Fund’s Board approved an interim sub-advisory agreement with Penserra Capital Management LLC (“Penserra”), which acted as the Fund’s sub-adviser during the interim period (the “Penserra Interim Agreement” and, together with the Adviser Interim Agreement, the “Interim Agreements”). The Penserra Interim Agreement is substantially identical to the terminated agreement with the Former Sub-Adviser, with the exception of the parties and the effective and termination dates. The Fund was managed by the Adviser and Penserra under the Interim Agreements until new advisory agreements were approved by the Fund’s shareholders. Neither the Transaction nor the Interim Agreements resulted in changes to the Fund’s investment objective or strategies, fees charged to the Fund or services provided, except that Penserra replaced the Fund’s Former Sub-Adviser. Proposals to approve new advisory agreements were submitted for shareholder approval, and approved, at a special meeting of shareholders held on June 12, 2015.

New Sub-Advisory Agreement

Effective June 12, 2015, Vident Investment Advisory, LLC (“Vident”) or the Sub-Adviser, a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076, became the Fund’s new sub-adviser after Fund shareholders approved a sub-advisory agreement between the Adviser and Vident, on behalf of the Fund. Vident replaced Penserra, which had served as the Fund’s interim sub-adviser as discussed above. Vident is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Adviser pays Vident a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 minimum fee. Prior to June 12, 2015 during the period covered by this report, under the Penserra Interim Agreement, the Adviser paid Penserra a fee calculated daily and paid monthly, at an annual rate of 0.055% on the average daily net assets of the Fund, subject to a $10,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

Janus

Equal Risk Weighted Large Cap ETF

Notes to the Financial Statements

October 31, 2015 (Unaudited) (Continued)

3. AGREEMENTS (continued)

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended October 31, 2015, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Adviser or the Administrator.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2015, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Janus Equal Risk Weighted Large Cap ETF	$1,106,590	$1,078,921

There were no purchases or sales of long-term U.S. Government securities by the Fund.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the year ended April 30, 2015 were as follows:

Janus Equal Risk Weighted Large Cap ETF	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2015	$423,382	$1,655	$11,189	$436,226

As of April 30, 2015, the components of tax basis distributable earnings were as follows:

Janus Equal Risk Weighted Large Cap ETF
Capital Loss Carryforwards	$(20,040)
Unrealized Appreciation on Investments	100,064
Total Distributable Earnings	$80,024

Janus

Equal Risk Weighted Large Cap ETF

Notes to the Financial Statements

October 31, 2015 (Unaudited) (Concluded)

5. TAX INFORMATION (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Janus Equal Risk Weighted Large Cap ETF	$—	$20,040	$20,040

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2015 were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Janus Equal Risk Weighted Large Cap ETF	$2,575,304	$195,175	$(207,853)	$(12,678)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s (NAV), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index, which is designed to reflect the performance of a portfolio holding a weighted exposure to stocks comprising the S&P 500® Index.

Concentration Risk

The Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Fund’s Index concentrates in a particular industry or group of industries. To the extent the Fund invests a substantial portion of its assets in an industry or group of industries, market or economic factors impacting that industry or group of industries could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across industries.

7. OTHER

At October 31, 2015, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Janus

Equal Risk Weighted Large Cap ETF

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2015 to October 31, 2015).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/15	Ending Account Value 10/31/15	Annualized Expense Ratios	Expenses Paid During Period(1)
Janus Equal Risk Weighted Large Cap ETF
Actual Fund Return	$ 1,000.00	$ 1,055.60	0.65%	$ 3.31
Hypothetical 5% Return	$ 1,000.00	$ 1,021.57	0.65%	$ 3.26

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

Janus

Equal Risk Weighted Large Cap ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.janus.com/advisor/exchange-traded-funds/janus-equal-risk-weighted-large-cap-etf.com.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, GA 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius

1111 Pennsylvania Avenue NW

Washington, DC 20004-2541

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

VEL-SA-001-0300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 4, 2016

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: January 4, 2016